Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments And Risk Management
Schedule of derivative financial instruments

	2024		2023
	Assets	Liabilities	Assets	Liabilities

Operations with derivatives	379,888	224,275	304,959	239,714
Other derivatives(i)	522,822	-	502,453	-
	902,710	224,275	807,412	239,714

Current portion	(379,888)	(224,275)	(299,539)	(239,714)
Non-current portion	522,822	-	507,873	-

Schedule of financial instruments measured at fair value

	2024
	Level 1	Level 2	TOTAL

Total assets	2,662,076	1,240,985	3,903,061

Financial assets at fair value through profit or loss	2,662,076	1,240,985	3,903,061

Derivative financial instruments		379,888	379,888
Other derivatives	-	522,822	522,822
Marketable securities	2,449,682	-	2,449,682
Other financial assets	212,394	338,275	550,669

Total liabilities	-	224,275	224,275

Financial liabilities at fair value through profit or loss	-	224,275	224,275

Derivative financial instruments	-	224,275	224,275

	2023
	Level 1	Level 2	TOTAL

Total assets	2,025,202	970,370	2,995,572

Financial assets at fair value through profit or loss	2,025,202	970,370	2,995,572

Derivative financial instruments	-	304,959	304,959
Other derivatives	-	502,453	502,453
Marketable securities	1,971,439	-	1,971,439
Other financial assets	53,763	162,958	216,721

Total liabilities	-	239,714	239,714

Financial liabilities at fair value through profit or loss	-	239,714	239,714

Derivative financial instruments	-	239,714	239,714

Schedule of financial risk

		COUNTERPARTY				% Coverage	AVERAGE SWAP RATES
Currency	Type of SWAP	Debt	SWAP	Total Debt	Total swap (Long position)¹		Long position	Short position
USD	SOFR X DI	KFW/Finnvera	Bank of America	33,031	33,031	100%	SOFR + 1.17826% p.a.	92.59% CDI
BRL	IPCA x DI	BNB	XP and ITAU	585,129	586,525	100%	IPCA + 1.22−1.49% p.a.	55.19−69.50% CDI
BRL	IPCA x DI	DEBENTURE	ITAU	1,972,245	1,976,088	100%	IPCA + 4.0432% p.a.	CDI + 0.95%
BRL	IPCA x DI	BNDES	XP	385,592	386,743	100%	IPCA + 4.23% p.a.	96.95% CDI

¹	In certain swap contracts, long position includes the cost of income tax (15%) and few debt contracts linked to IPCA were remeasured due to the deflation. After related taxes, coverage remains at 100%.

December 31, 2023

		COUNTERPARTY				% Coverage	AVERAGE SWAP RATES
Currency	Type of SWAP	Debt	SWAP	Total Debt	Total swap (Long position)¹		Long position	Short position
USD	LIBOR X DI	KFW/Finnvera	JP Morgan and Bank of America	125,854	125,854	100%	LIBOR 6M + 0.75% p.a.	79.00−92.59% CDI
BRL	IPCA x DI	BNB	XP and ITAU	206,140	207,987	100%	IPCA + 1.22−1.49% p.a.	67.73–69.50% CDI
USD	PRE x DI	The Bank of Nova Scotia	Scotiabank	485,498	485,740	100%	1.73% p.a.	CDI + 1.05% CDI
BRL	PRE x DI	BNP Paribas	BNP Paribas	515,068	517,727	100%	8.34% p.a.	CDI + 1.07%
BRL	IPCA x DI	DEBENTURE	ITAU	1,880,389	1,882,880	100%	IPCA + 4.17% p.a.	CDI + 0.95%
BRL	IPCA x DI	BNDES	XP	392,340	393,389	100%	IPCA + 4.23% p.a.	96.95% CDI

¹	In certain swap contracts, long position includes the cost of income tax (15%). After related taxes, coverage remains at 100%.

Schedule of sensitivity analysis of derivative financial instruments

Sensitivity scenario (i)		Fair value in USD, EUR, BRL and IPCA (ii)	A) ∆ Accumulated variation in debt	Fair value of the long position of the swap (+)	Fair value of the short position of the swap (-)	Swap result	B) ∆ Accumulated variation in swap	C) Final result (B-A)

	Dez./24	2,741,766	-	2,741,766	(2,585,797)	155,969	-	-

CDI	probable	2,741,766	-	2,741,766	(2,585,797)	155,969	-	-
	possible	2,741,766	-	2,741,766	(2,577,919)	163,847	7,878	7,878
	remote	2,741,766	-	2,741,766	(2,570,966)	170,800	14,832	14,832
USD	probable	2,741,766	-	2,741,766	(2,585,797)	155,969	-	-
	possible	2,750,014	8,248	2,750,014	(2,585,797)	164,217	8,248	-
	remote	2,758,263	16,496	2,758,263	(2,585,797)	172,466	16,496	-
SOFR	probable	2,741,766	-	2,741,766	(2,585,797)	155,969	-	-
	possible	2,742,079	313	2,742,079	(2,585,797)	156,282	313	-
	remote	2,742,392	626	2,742,392	(2,585,797)	156,595	626	-
IPCA	probable	2,741,766	-	2,741,766	(2,585,797)	155,969	-	-
	possible	2,637,067	(104,699)	2,637,067	(2,585,797)	51,270	(104,699)	-
	remote	2,538,933	(202,834)	2,538,933	(2,585,797)	(46,864)	(202,834)	-

(i)	Scenarios sensitized with the following increases in rates: probable scenario without increase; possible scenario with 25% increase; and remote scenario with 50% increase.

(ii)	KFW Finnvera, BNB, Debenture and BNDES.

Schedule of risk variable of derivative financial instruments

Risk variable	Sensitivity scenario (i)	CDI	USD	SOFR	IPCA

CDI	Probable	12.15%	6.1923	5.09%	4.83%
	Possible	15.19%	6.1923	5.09%	4.83%
	Remote	18.23%	6.1923	5.09%	4.83%
USD	Probable	12.15%	6.1923	5.09%	4.83%
	Possible	12.15%	7.7404	5.09%	4.83%
	Remote	12.15%	9.2885	5.09%	4.83%
SOFR	Probable	12.15%	6.1923	5.09%	4.83%
	Possible	12.15%	6.1923	6.36%	4.83%
	Remote	12.15%	6.1923	7.63%	4.83%
IPCA	Probable	12.15%	6.1923	5.09%	4.83%
	Possible	12.15%	6.1923	5.09%	6.04%
	Remote	12.15%	6.1923	5.09%	7.25%

(i)	Scenarios sensitized with the following increases in rates: probable scenario without increase; possible scenario with 25% increase; and remote scenario with 50% increase.

Schedule of chart of gains and losses with derivatives

	2024	2023	2022
Net income (loss) from derivative operations	(78,964)	(210,397)	(364,638)
Income (loss) from operations with other derivatives	19,587	39,173	160,414

Schedule of capital management

	2024	2023

Total loans and derivatives (Notes 21 and 37)	2,357,066	3,203,248
Leases - Liabilities (Note 18)	12,575,846	12,256,775
Leases - Assets (Note 18)	(240,387)	(236,341)
Less: Cash and cash equivalents (Note 4)	(3,258,743)	(3,077,931)
FIC (Note 5)	(2,434,441)	(1,958,490)
Net debt	8,999,341	10,187,261
Other derivatives (Note 37)	522,822	502,453
Financing of 5G License	990,775	952,600
Adjusted net debt	10,512,938	11,642,314
EBITDA (i) (last 12 months)	12,532,722	11,834,327
Financial leverage index	0.84	0.98

Reconciliation of net income to EBITDA:

Net income	3,153,881	2,837,422
Finance income (cost), net	1,884,224	1,533,265
Income tax and social contribution	468,582	346,611
Depreciation and amortization	7,026,035	7,117,029
EBITDA (i)	12,532,722	11,834,327

(i)	EBITDA: Earnings before interest, tax, depreciation and amortization (it is not an accounting metric)

Schedule of changes in financial liabilities

	Loans and financing	Lease liability (i)	Derivative financial instruments (assets) liabilities

December 31, 2023	3,770,946	12,256,775	(567,698)
Additions	503,351	2,639,801	(20,370)
Cancellations	-	(493,143)	-
Financial charges	261,094	1,471,288	136,107
Net foreign exchange variations	57,125	-	(57,143)
Payments of principal	(1,413,497)	(1,838,667)	(13,255)
Payment of interest	(143,518)	(1,460,208)	(156,075)
December 31, 2024	3,035,501	12,575,846	(678,434)

	Loans and financing	Lease liability (i)	Derivative financial instruments (assets) liabilities

December 31, 2022	4,969,825	12,831,865	(508,251)
Additions	-	2,365,659	122,218
Cancellations	-	(1,072,708)	-
Financial charges	319,861	1,365,024	95,115
Net foreign exchange variations	(115,283)	-	115,282
Payments of principal	(1,197,950)	(1,812,508)	(13,987)
Payment of interest	(205,507)	(1,420,557)	(378,075)

December 31, 2023	3,770,946	12,256,775	(567,698)

(i)	Lease liability payments include payments of fines in the amount of R$ 287 million (R$ 238 million in 2023).

	Loans and financing	Lease liabilities	Derivative financial instruments (assets) liabilities

December 31, 2021	3,845,465	9,063,539	(447,132)
Additions	1,568,343	2,472,827	(166,779)
Cozani acquisition – opening balance 04/30/2022	-	2,929,448	-
Cancellations	-	(93,491)	-
Financial charges	298,718	1,329,839	345,184
Net foreign exchange variations	(19,567)	-	19,454
Payments of principal	(565,303)	(1,566,344)	(281,698)
Payment of interest	(157,831)	(1,303,953)	22,720

December 31, 2022	4,969,825	12,831,865	(508,251)